Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Summary of prepayments and other current assets

	December 31, 2024	December 31, 2023
Prepaid expenses	$237,462	$130,309
Receivable from government authorities	201	582
Input tax credit	697,214	140,432
Other receivables	25,971	27,690
Total	$960,848	$299,013